Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 145,519	¥ 124,961
Accumulated Amortization	72,543	70,332
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	52,023	36,591
Accumulated Amortization	20,852	17,242
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	38,325	41,937
Accumulated Amortization	28,686	31,667
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,732	8,640
Accumulated Amortization	3,564	2,299
Non-patent technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,652	4,679
Accumulated Amortization	2,318	2,005
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,942	15,755
Accumulated Amortization	10,267	11,194
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,845	17,359
Accumulated Amortization	¥ 6,856	¥ 5,925